Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2019	Jan. 13, 2020
Document And Entity Information
Entity Registrant Name	Zoompass Holdings, Inc.
Entity Central Index Key	0001635748
Document Type	10-Q/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	To correct the certifications dates.
Entity File Number	333-203997
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		108,988,461
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019